Approval of the Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Future NRG Sdn. Bhd. [Member]
Approval of the Financial Statements	17. AUTHORIZATION OF FINANCIAL STATEMENTS These financial statements were authorized for issuance by the Board of Directors of Future NRG Sdn. Bhd. on May 28, 2026.
16.	APPROVAL OF THE FINANCIAL STATEMENTS
These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on May 28, 2026.